Income Taxes - Summary of Changes in Net Deferred Tax Liability (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Balance - beginning of year	$ 1,416	$ 1,457
Recognized in income	489	298
Recognized in other comprehensive income	(55)	(339)
Balance - end of year	$ 1,850	$ 1,416